COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment and hosting services of $165,717 and $362,592, committed licensing fee payable for the licensing of game titles of $2,799 and $13,671 and commitment to invest in certain companies of $30,136 and $183,562 as of December 31, 2020 and 2021, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2020 and 2021, the minimum guarantee commitment amounted to $24,473 and $62,300, respectively, for its launched games as well as licensed but yet to be launched games.

Others

The Company has commitments to extend credit to customers on demand and interest receivables on non-performing assets which is not accrued. As of December 31, 2020 and 2021, the undrawn credit facilities and interest receivables on non-performing assets amounted to $6,533 and $4,212 and $2,295 and $5,042, respectively.